Income tax (Tables)	12 Months Ended
Dec. 31, 2015
Income tax [Abstract]
Schedule of current and deferred portion of income tax expenses

	For Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB

Current tax expenses	307	1,912	7,793
Deferred tax	-	-	(13,815)

Income tax expenses (benefits)	307	1,912	(6,022)

Schedule of reconciliations of the differences between the PRC statutory income tax rate and the Group's effective income tax rate

	For Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB

Statutory income tax rate	25.00%	25.00%	25.00%
Share-based compensation	(7.68)%	(36.68)%	23.47%
Effect on tax rates in different tax jurisdiction	0.42%	(0.52)%	(15.88)%
Tax incentives relating to research and development expenditure	5.30%	5.62%	(17.00)%
Other non-deductible expenses	(0.25)%	(1.59)%	0.60%
Changes in valuation allowance	(23.61)%	4.87%	(38.63)%

Effective income tax rate	(0.82)%	(3.30)%	(22.44)%

Schedule of principal components of the deferred tax assets and liabilities
	As of December 31
	2014	2015
	RMB	RMB
Current deferred tax assets:
Logistics expenses accruals	5,813	9,387
Inventory write-down	3,316	3,702
Promotion expenses accruals	1,996	1,682
Outsourced labor cost	1,984	1,086
Promotion expenses paid but tax invoices not received	1,322	1,184
Salary and welfare payable	1,997	3,182
Professional fee accruals	672	1,147
Marketing expenses accruals	1,215	261
Allowance for doubtful accounts	102	167
Other accruals	—	583

Less: valuation allowance	(18,417)	(8,566)

Current deferred tax assets, net	—	13,815

Non-current deferred tax assets:
Net operating loss carry forward	8,318	7,802

Less: valuation allowance	(8,318)	(7,802)

Non-current deferred tax assets, net	—	—

Summary of movement of the valuation allowance
	For Year Ended December 31
	2014	2015
	RMB	RMB

Balance as of January 1	29,549	26,735
Reversals	(2,814)	(10,367)

Balance as of December 31	26,735	16,368